Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.4%

Australia — 7.3%
ALS Ltd.	36,617	$375,258
ANZ Group Holdings Ltd.	156,961	2,997,827
APA Group	84,088	357,708
Aristocrat Leisure Ltd.	37,125	1,749,949
ASX Ltd.	12,838	508,328
Atlas Arteria Ltd.	99,635	315,086
Aurizon Holdings Ltd.	160,090	327,527
BHP Group Ltd.	256,327	6,387,350
BlueScope Steel Ltd.	32,993	438,134
Brambles Ltd.	82,148	1,014,546
CAR Group Ltd.	25,974	657,285
Charter Hall Group	31,212	306,044
Cochlear Ltd.	3,767	751,022
Coles Group Ltd.	73,473	893,659
Commonwealth Bank of Australia	86,096	8,622,435
Computershare Ltd.	32,522	713,240
Dexus	91,054	412,330
Endeavour Group Ltd.(a)	100,894	266,204
Fortescue Ltd.	84,977	1,013,972
Glencore PLC*	632,617	2,755,123
Goodman Group	99,754	2,267,971
GPT Group (The)	180,573	521,487
IDP Education Ltd.(a)	18,252	151,871
Insurance Australia Group Ltd.	140,001	803,394
Lottery Corp., Ltd. (The)	145,777	459,187
Macquarie Group Ltd.	19,230	2,888,320
Medibank Pvt Ltd.	184,721	460,878
Mineral Resources Ltd.	11,881	259,228
Mirvac Group	300,706	370,441
National Australia Bank Ltd.	163,535	4,094,470
Northern Star Resources Ltd.	59,385	640,815
Origin Energy Ltd.	98,284	640,632
Pilbara Minerals Ltd.*(a)	166,365	238,671
Pro Medicus Ltd.	2,566	445,590
QBE Insurance Group Ltd.	81,076	1,058,958
Ramsay Health Care Ltd.	11,978	252,080
REA Group Ltd.	3,237	504,223
Region RE Ltd.	218,580	298,582
Rio Tinto Ltd.	19,326	1,415,206
Rio Tinto PLC	55,091	3,348,038
Santos Ltd.	183,235	805,763
Scentre Group	379,855	874,287
SEEK Ltd.	27,053	387,433
Sonic Healthcare Ltd.	30,891	550,108
South32 Ltd.	297,412	623,315
Steadfast Group Ltd.	99,318	361,785
Stockland	193,755	624,817
Suncorp Group Ltd.	76,238	989,585
Telstra Group Ltd.	238,772	588,288
Transurban Group	164,720	1,374,713
Treasury Wine Estates Ltd.	53,732	361,965
Vicinity Ltd.	311,622	429,566
Wesfarmers Ltd.	61,467	2,936,841
Westpac Banking Corp.	177,694	3,738,511
WiseTech Global Ltd.	10,146	783,538
Woodside Energy Group Ltd.	98,209	1,513,678
Woolworths Group Ltd.	65,631	1,246,949
Total Australia		70,174,211

Austria — 0.3%
ANDRITZ AG	4,999	284,781
Erste Group Bank AG	17,818	1,100,995
Mondi PLC	23,877	374,562
OMV AG	8,578	355,622
	Shares	Value
Common Stocks (continued)

Austria (continued)
Verbund AG	3,580	$275,771
Total Austria		2,391,731

Belgium — 0.7%
Ageas SA	9,867	511,018
Anheuser-Busch InBev SA	42,129	2,088,603
D’ieteren Group	1,266	213,731
Groupe Bruxelles Lambert NV	5,550	387,713
KBC Group NV	12,638	976,671
Lotus Bakeries NV(a)	14	149,904
Sofina SA	1,157	290,588
Syensqo SA	4,459	354,606
UCB SA	6,984	1,366,380
Warehouses De Pauw CVA	11,731	253,656
Total Belgium		6,592,870

Brazil — 0.0%(b)
Yara International ASA	12,583	377,343

Burkina Faso — 0.0%(b)
Endeavour Mining PLC	12,158	248,206

Chile — 0.0%(b)
Antofagasta PLC	17,190	368,449

China — 0.5%
BOC Hong Kong Holdings Ltd.	197,359	639,575
ESR Group Ltd.	178,267	274,095
Lenovo Group Ltd.	653,980	779,746
Prosus NV*	69,588	2,675,154
Shenzhou International Group Holdings Ltd.	57,951	436,217
Wilmar International Ltd.	123,337	283,931
Total China		5,088,718

Denmark — 2.4%
AP Moller - Maersk A/S, Class B	566	839,357
Carlsberg A/S, Class B	5,302	557,367
Coloplast A/S, Class B	6,768	782,569
Danske Bank A/S	36,524	1,094,468
DSV A/S(a)	10,285	2,057,516
Genmab A/S*	3,397	674,128
Novo Nordisk A/S, Class B	156,707	13,257,942
Novonesis (Novozymes) B, Class B	19,738	1,136,182
Orsted A/S*(a)	9,274	359,296
Pandora A/S	4,798	922,744
Vestas Wind Systems A/S*	53,458	736,833
Zealand Pharma A/S*	3,528	361,490
Total Denmark		22,779,892

Finland — 0.9%
Elisa OYJ	8,448	364,811
Fortum OYJ	23,405	340,631
Kesko OYJ, Class B(a)	14,562	280,053
Kone OYJ, Class B	16,147	839,285
Metso Outotec OYJ(a)	36,687	366,126
Neste OYJ(a)	21,619	274,971
Nokia OYJ	260,729	1,230,667
Nordea Bank Abp	171,505	2,046,757
Orion OYJ, Class B	5,520	300,345
Sampo OYJ, A Shares	21,124	873,551
Stora Enso OYJ, Class R(a)	34,849	387,453
UPM-Kymmene OYJ	26,122	771,209
Wartsila OYJ Abp	28,823	546,976
Total Finland		8,622,835

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

France — 8.4%
Accor SA	13,297	$687,831
Air Liquide SA	28,743	5,037,756
Airbus SE	30,307	5,265,249
Alstom SA*	23,012	457,274
Arkema SA	3,589	287,284
AXA SA	86,578	3,298,595
BioMerieux	2,243	273,045
BNP Paribas SA	53,431	3,650,382
Bouygues SA	12,267	390,601
Canal+ SA*	38,731	88,430
Capgemini SE	8,452	1,545,953
Carrefour SA	27,586	392,590
Cie de Saint-Gobain SA	25,211	2,373,941
Cie Generale des Etablissements Michelin SCA	36,715	1,282,420
Credit Agricole SA	53,789	813,307
Danone SA	30,308	2,126,081
Dassault Systemes SE	35,859	1,409,086
Edenred SE	14,288	493,719
Eiffage SA	4,129	370,513
Engie SA	93,000	1,538,640
EssilorLuxottica SA	15,643	4,320,750
Gecina SA	3,657	358,306
Getlink SE	25,421	408,422
Hermes International SCA	1,708	4,836,626
Kering SA	3,724	981,182
Klepierre SA	14,671	437,713
Legrand SA	14,309	1,470,839
L’Oreal SA	11,363	4,234,768
LVMH Moet Hennessy Louis Vuitton SE	12,549	9,177,422
Orange SA	99,270	1,070,665
Pernod Ricard SA	10,398	1,191,184
Publicis Groupe SA	12,646	1,353,403
Renault SA	10,400	536,785
Rexel SA	15,444	410,684
Safran SA	17,735	4,422,919
Sartorius Stedim Biotech	1,448	336,279
Societe Generale SA	40,240	1,307,241
Sodexo SA	4,905	363,050
SOITEC*	1,526	134,523
Teleperformance SE	3,732	351,649
Thales SA	5,035	817,052
TotalEnergies SE	103,059	6,041,371
Unibail-Rodamco-Westfield*	6,112	513,765
Veolia Environnement SA	34,716	994,257
Vinci SA	26,109	2,836,312
Vivendi SE(a)	38,731	109,757
Total France		80,799,621

Germany — 8.3%
adidas AG	9,157	2,426,446
Allianz SE	19,981	6,530,512
BASF SE	46,255	2,241,224
Bayer AG	50,067	1,126,306
Bayerische Motoren Werke AG	17,208	1,406,049
Bechtle AG	5,177	174,908
Beiersdorf AG	5,674	760,603
Brenntag SE	7,546	476,788
Commerzbank AG	50,318	977,120
Continental AG	6,169	441,087
Covestro AG*	10,166	626,689
CTS Eventim AG & Co. KGaA	3,890	381,741
Daimler Truck Holding AG	26,338	1,167,749
Deutsche Bank AG	98,902	1,947,299
Deutsche Boerse AG	9,278	2,299,366
	Shares	Value
Common Stocks (continued)

Germany (continued)
Deutsche Lufthansa AG	40,779	$265,628
Deutsche Post AG	51,028	1,846,546
Deutsche Telekom AG	172,224	5,791,825
E.ON SE	116,338	1,381,132
Fresenius Medical Care AG	11,755	587,047
Fresenius SE & Co. KGaA*	23,053	885,981
GEA Group AG	11,160	592,253
Hannover Rueck SE	3,070	811,582
Heidelberg Materials AG	7,824	1,109,813
Henkel AG & Co. KGaA	4,685	362,839
Infineon Technologies AG	68,239	2,273,924
Knorr-Bremse AG	4,257	338,542
LEG Immobilien SE	4,407	365,039
Mercedes-Benz Group AG	42,783	2,620,484
Merck KGaA	6,861	1,044,181
MTU Aero Engines AG	3,050	1,048,532
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,564	3,564,669
Nemetschek SE	2,738	329,886
Puma SE	6,752	213,450
Rheinmetall AG	2,323	1,824,205
RWE AG	36,565	1,135,779
SAP SE	55,478	15,485,049
Scout24 SE	3,761	366,541
Siemens AG	37,491	8,085,148
Siemens Energy AG*	31,331	1,883,866
Siemens Healthineers AG	13,587	776,279
Symrise AG	7,312	750,393
Vonovia SE	38,300	1,178,125
Zalando SE*	14,188	533,036
Total Germany		80,435,661

Hong Kong — 1.6%
AIA Group Ltd.	568,038	3,955,036
ASMPT Ltd.	23,349	212,915
CK Asset Holdings Ltd.	112,674	469,258
CLP Holdings Ltd.	92,665	770,068
Hang Seng Bank Ltd.	40,853	510,951
Henderson Land Development Co., Ltd.	113,105	313,552
Hong Kong & China Gas Co., Ltd.	611,053	468,195
Hong Kong Exchanges & Clearing Ltd.	62,513	2,422,984
Hongkong Land Holdings Ltd.	76,853	335,079
Jardine Matheson Holdings Ltd.	10,988	443,366
Link REIT	147,703	608,510
MTR Corp., Ltd.	99,036	309,503
Power Assets Holdings Ltd.	82,543	533,400
Prudential PLC	138,045	1,163,297
Sino Land Co., Ltd.	278,849	267,339
Sun Hung Kai Properties Ltd.	80,936	725,054
Swire Pacific Ltd., Class A	40,238	348,072
Techtronic Industries Co., Ltd.	79,867	1,072,192
WH Group Ltd.	513,387	399,951
Wharf Real Estate Investment Co., Ltd.	105,133	260,957
Total Hong Kong		15,589,679

Ireland — 0.3%
AIB Group PLC	90,632	536,566
Bank of Ireland Group PLC	54,896	549,445
Kerry Group PLC, Class A	7,833	807,362
Kingspan Group PLC	7,980	558,297
Total Ireland		2,451,670

Israel — 0.7%
Bank Hapoalim BM	87,600	1,127,144
Bank Leumi Le-Israel BM	95,905	1,203,677
Big Shopping Centers Ltd.*(a)	2,074	324,956

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Israel (continued)
ICL Group Ltd.	79,302	$472,683
Israel Discount Bank Ltd., Class A	98,641	723,211
Mizrahi Tefahot Bank Ltd.	9,999	477,075
Nice Ltd.*	3,690	618,218
Nova Ltd.*	2,099	505,910
Teva Pharmaceutical Industries Ltd.*	63,895	1,144,335
Tower Semiconductor Ltd.*	9,724	457,152
Total Israel		7,054,361

Italy — 2.6%
Banco BPM SpA	76,216	675,046
BPER Banca SpA	50,925	349,082
Brunello Cucinelli SpA	2,314	299,729
Coca-Cola HBC AG*	13,130	458,440
Davide Campari-Milano NV(a)	39,233	227,906
Enel SpA	401,967	2,870,327
Eni SpA	124,462	1,772,576
Ferrari NV	5,846	2,531,778
FinecoBank Banca Fineco SpA	35,201	672,952
Generali	61,949	1,972,553
Intesa Sanpaolo SpA	849,350	3,702,193
Leonardo SpA	23,740	746,788
Mediobanca Banca di Credito Finanziario SpA	40,080	659,563
Moncler SpA	13,204	841,147
Nexi SpA*(a)	69,125	353,547
PRADA SpA	29,908	240,481
Prysmian SpA	18,401	1,288,137
Recordati Industria Chimica e Farmaceutica SpA	7,240	442,175
Snam SpA	137,478	638,263
Telecom Italia SpA*(a)	791,360	218,417
Terna - Rete Elettrica Nazionale	86,546	716,516
UniCredit SpA	83,379	3,850,195
Total Italy		25,527,811

Japan — 24.1%
Advantest Corp.	38,723	2,165,337
Aeon Co., Ltd.	43,842	1,065,968
AGC, Inc.	13,460	390,544
Aisin Corp.	43,095	490,507
Ajinomoto Co., Inc.	27,488	1,108,573
Aozora Bank Ltd.	14,960	231,863
Asahi Group Holdings Ltd.	92,973	1,011,085
Asahi Intecc Co., Ltd.	13,584	229,660
Asahi Kasei Corp.	78,361	534,130
Asics Corp.	33,820	761,360
Astellas Pharma, Inc.	99,600	974,131
Bandai Namco Holdings, Inc.	38,970	971,670
BayCurrent, Inc.	9,192	394,452
Bic Camera, Inc.(a)	30,819	333,168
Bridgestone Corp.	32,445	1,171,037
Brother Industries Ltd.	18,045	319,764
Canon, Inc.	52,828	1,711,921
Capcom Co., Ltd.	23,166	532,137
Central Japan Railway Co.	51,005	951,588
Chubu Electric Power Co., Inc.	38,630	403,763
Chugai Pharmaceutical Co., Ltd.	34,973	1,520,879
Concordia Financial Group Ltd.	89,013	520,857
CyberAgent, Inc.	32,699	245,797
Dai Nippon Printing Co., Ltd.	35,766	530,773
Daifuku Co., Ltd.	23,333	484,742
Dai-ichi Life Holdings, Inc.	48,878	1,344,974
Daiichi Sankyo Co., Ltd.	95,212	2,629,782
Daikin Industries Ltd.	14,743	1,748,976
Daito Trust Construction Co., Ltd.	4,475	480,734
	Shares	Value
Common Stocks (continued)

Japan (continued)
Daiwa House Industry Co., Ltd.	37,641	$1,190,608
Daiwa Securities Group, Inc.	91,224	666,286
Daiwa Securities Living Investments Corp.	503	290,398
Denso Corp.	99,714	1,389,299
Dentsu Group, Inc.	14,355	334,193
Disco Corp.	4,963	1,433,934
East Japan Railway Co.	61,834	1,107,901
Ebara Corp.	26,304	438,174
Eisai Co., Ltd.	15,558	464,278
ENEOS Holdings, Inc.	167,946	853,667
FANUC Corp.	50,314	1,513,806
Fast Retailing Co., Ltd.	9,050	2,982,380
Fuji Electric Co., Ltd.	7,889	378,784
FUJIFILM Holdings Corp.	63,047	1,402,628
Fujikura Ltd.	13,493	548,085
Fujitsu Ltd.	97,803	1,906,164
GLP J-Reit	521	427,970
Hamamatsu Photonics K.K.	22,059	273,725
Hankyu Hanshin Holdings, Inc.	16,788	428,671
Hikari Tsushin, Inc.	1,272	292,597
Hirose Electric Co., Ltd.	2,756	331,574
Hitachi Ltd.	227,237	5,790,618
Honda Motor Co., Ltd.	242,334	2,313,793
Hoya Corp.	18,723	2,536,099
Idemitsu Kosan Co., Ltd.	80,487	541,604
IHI Corp.	6,499	393,465
Inpex Corp.	54,225	654,832
Isetan Mitsukoshi Holdings Ltd.	23,457	408,547
Isuzu Motors Ltd.	35,848	484,417
ITOCHU Corp.	68,941	3,197,954
J Front Retailing Co., Ltd.	23,683	334,101
Japan Exchange Group, Inc.	59,139	630,345
Japan Logistics Fund, Inc.	573	332,662
Japan Post Bank Co., Ltd.	76,152	792,010
Japan Post Holdings Co., Ltd.	87,891	922,898
Japan Steel Works Ltd. (The)	4,431	158,011
Japan Tobacco, Inc.	62,400	1,601,002
JFE Holdings, Inc.	38,292	445,112
Kajima Corp.	28,644	512,207
Kansai Electric Power Co., Inc. (The)	54,883	608,196
Kao Corp.	27,932	1,115,115
Kawasaki Heavy Industries Ltd.	7,573	345,565
Kawasaki Kisen Kaisha Ltd.	25,830	329,109
KDDI Corp.	83,077	2,782,288
Keio Corp.	11,138	283,107
Keisei Electric Railway Co., Ltd.	30,373	291,275
Kewpie Corp.	16,941	330,287
Keyence Corp.	9,459	4,107,961
Kikkoman Corp.	54,764	576,463
Kintetsu Group Holdings Co., Ltd.	13,581	293,985
Kirin Holdings Co., Ltd.	47,780	606,160
Kobe Bussan Co., Ltd.	9,975	227,650
Kobe Steel Ltd.	24,689	264,508
Koito Manufacturing Co., Ltd.	20,646	272,725
Komatsu Ltd.	50,341	1,539,651
Konami Group Corp.	6,231	576,222
K’s Holdings Corp.	28,903	266,259
Kubota Corp.	56,532	712,446
Kuraray Co., Ltd.	33,407	492,529
Kurita Water Industries Ltd.	10,077	353,557
Kyocera Corp.	75,612	788,836
Kyoto Financial Group, Inc.	19,247	291,346
Kyowa Kirin Co., Ltd.	17,066	255,687
Kyushu Electric Power Co., Inc.	19,483	169,666
Lasertec Corp.	4,646	464,150

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
Lion Corp.	33,077	$355,228
Lixil Corp.	23,822	269,142
LY Corp.	156,490	459,718
M3, Inc.	27,467	251,877
Makita Corp.	16,716	498,403
Marubeni Corp.	81,269	1,216,542
Marui Group Co., Ltd.	17,806	298,166
MatsukiyoCocokara & Co.	25,677	381,631
MEIJI Holdings Co., Ltd.	20,379	411,002
MINEBEA MITSUMI, Inc.	22,636	367,058
MISUMI Group, Inc.	18,308	295,517
Mitsubishi Chemical Group Corp.	86,106	441,790
Mitsubishi Corp.	183,393	2,948,381
Mitsubishi Electric Corp.	108,209	1,796,961
Mitsubishi Estate Co., Ltd.	71,143	1,041,991
Mitsubishi Heavy Industries Ltd.	164,904	2,445,073
Mitsubishi UFJ Financial Group, Inc.	570,140	7,284,611
Mitsui & Co., Ltd.	145,946	2,908,553
Mitsui Chemicals, Inc.	11,929	263,077
Mitsui Fudosan Co., Ltd.	153,763	1,399,606
Mitsui OSK Lines Ltd.	19,727	673,661
Mizuho Financial Group, Inc.	133,882	3,723,796
Morinaga Milk Industry Co., Ltd.	9,051	169,681
MS&AD Insurance Group Holdings, Inc.	70,017	1,469,068
Murata Manufacturing Co., Ltd.	91,497	1,459,166
NEC Corp.	13,979	1,401,511
Nexon Co., Ltd.	22,449	293,859
NGK Insulators Ltd.	26,200	338,392
NH Foods Ltd.	9,789	320,568
NIDEC CORP	54,615	948,576
Nintendo Co., Ltd.	54,481	3,599,229
Nippon Building Fund, Inc.	607	484,110
NIPPON EXPRESS HOLDINGS INC	19,570	318,352
Nippon Paint Holdings Co., Ltd.	55,972	355,134
Nippon Prologis REIT, Inc.	210	321,272
Nippon Sanso Holdings Corp.	9,864	281,237
Nippon Steel Corp.	51,044	1,064,392
Nippon Telegraph & Telephone Corp.	1,585,098	1,563,090
Nippon Yusen K.K.(a)	25,908	817,144
Nissan Chemical Corp.	9,086	274,898
Nissan Motor Co., Ltd.(a)	144,579	399,425
Nisshin Seifun Group, Inc.	23,982	270,872
Nissin Foods Holdings Co., Ltd.	18,943	425,346
Nitori Holdings Co., Ltd.	5,110	599,604
Nitto Denko Corp.	42,246	755,163
Nomura Holdings, Inc.	173,519	1,141,853
Nomura Real Estate Master Fund, Inc.	477	460,520
Nomura Research Institute Ltd.	26,515	906,322
NSK Ltd.	47,198	205,800
NTT Data Group Corp.	37,841	740,203
Obayashi Corp.	51,350	693,233
Obic Co., Ltd.	20,871	626,602
Odakyu Electric Railway Co., Ltd.	24,884	237,029
Oji Holdings Corp.	76,314	309,248
Olympus Corp.	66,201	1,011,933
Omron Corp.	11,302	375,152
Ono Pharmaceutical Co., Ltd.	27,785	289,423
Oriental Land Co., Ltd.	55,684	1,258,958
ORIX Corp.	64,052	1,363,768
Orix JREIT, Inc.	309	344,021
Osaka Gas Co., Ltd.	23,102	455,923
Otsuka Corp.	16,309	368,940
Otsuka Holdings Co., Ltd.	26,628	1,399,066
Pan Pacific International Holdings Corp.	24,516	685,846
Panasonic Holdings Corp.	120,084	1,238,451
	Shares	Value
Common Stocks (continued)

Japan (continued)
Pola Orbis Holdings, Inc.	23,339	$213,269
Rakuten Group, Inc.*	90,380	573,506
Recruit Holdings Co., Ltd.	74,397	5,251,270
Renesas Electronics Corp.*	86,551	1,177,954
Resona Holdings, Inc.	137,129	1,026,364
Resonac Holdings Corp.	14,752	361,917
Ricoh Co., Ltd.	37,644	434,298
Rohm Co., Ltd.	27,531	264,554
Ryohin Keikaku Co., Ltd.	20,610	548,624
Sanrio Co., Ltd.	9,855	371,034
Santen Pharmaceutical Co., Ltd.	35,696	361,109
SBI Holdings, Inc.	18,103	526,431
SCREEN Holdings Co., Ltd.	4,909	346,340
Secom Co., Ltd.	23,325	788,245
Sekisui Chemical Co., Ltd.	30,360	505,641
Sekisui House Ltd.(a)	42,472	982,739
Seven & I Holdings Co., Ltd.	122,016	1,945,873
Shimadzu Corp.	15,957	465,777
Shimamura Co., Ltd.	4,183	238,986
Shimano, Inc.	5,124	725,004
Shimizu Corp.	49,329	429,897
Shin-Etsu Chemical Co., Ltd.	99,594	3,136,713
Shionogi & Co., Ltd.	47,978	709,523
Shiseido Co., Ltd.	23,976	405,277
Shizuoka Financial Group, Inc.	45,128	404,943
SMC Corp.	2,971	1,129,690
Socionext, Inc.	11,311	177,901
SoftBank Corp.	1,436,186	1,856,793
SoftBank Group Corp.	52,671	3,201,077
Sompo Holdings, Inc.	54,975	1,545,051
Sony Group Corp.	306,763	6,814,754
Stanley Electric Co., Ltd.	14,104	236,311
Subaru Corp.	33,199	583,153
Sumitomo Corp.	66,409	1,442,686
Sumitomo Electric Industries Ltd.	50,024	940,878
Sumitomo Forestry Co., Ltd.	8,314	287,782
Sumitomo Metal Mining Co., Ltd.	16,090	372,818
Sumitomo Mitsui Financial Group, Inc.	199,679	4,987,784
Sumitomo Mitsui Trust Group, Inc.	43,715	1,095,910
Sumitomo Realty & Development Co., Ltd.	24,275	845,275
Suntory Beverage & Food Ltd.	9,550	297,694
Suzuki Motor Corp.	96,170	1,160,747
Sysmex Corp.	33,018	635,626
T&D Holdings, Inc.	24,448	468,120
Taisei Corp.	13,326	561,009
Takeda Pharmaceutical Co., Ltd.	82,575	2,244,483
TDK Corp.	102,543	1,250,581
Teijin Ltd.	31,791	271,922
Terumo Corp.	79,841	1,510,972
TIS, Inc.	16,341	363,016
Tobu Railway Co., Ltd.	16,716	288,981
Toho Co., Ltd.	9,886	447,344
Tokio Marine Holdings, Inc.	97,115	3,236,121
Tokyo Electric Power Co. Holdings, Inc.*	80,651	213,073
Tokyo Electron Ltd.	22,598	3,824,221
Tokyo Gas Co., Ltd.	28,144	798,246
Tokyu Corp.	30,301	347,136
Tokyu Fudosan Holdings Corp.	48,640	314,425
TOPPAN Holdings, Inc.	20,916	589,997
Toray Industries, Inc.	96,472	672,532
Tosoh Corp.	22,711	303,596
TOTO Ltd.	11,502	282,926
Toyo Suisan Kaisha Ltd.	7,152	464,176
Toyota Industries Corp.	9,088	764,425
Toyota Motor Corp.	586,977	11,271,399

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
Toyota Tsusho Corp.	36,465	$621,801
Trend Micro, Inc.	8,477	505,281
Unicharm Corp.	75,642	593,510
USS Co., Ltd.	41,136	370,184
West Japan Railway Co.	30,150	557,439
Workman Co., Ltd.(a)	7,327	206,064
Yakult Honsha Co., Ltd.	21,125	387,030
Yamaha Corp.	31,863	226,755
Yamaha Motor Co., Ltd.	58,133	489,541
Yamato Holdings Co., Ltd.	23,066	277,433
Yaskawa Electric Corp.	16,367	479,753
Yokogawa Electric Corp.	17,398	384,700
Zenkoku Hosho Co., Ltd.	7,792	277,463
Zensho Holdings Co., Ltd.	5,893	326,788
Total Japan		232,083,539

Luxembourg — 0.1%
ArcelorMittal SA	28,767	722,801
Eurofins Scientific SE	6,965	375,493
RTL Group SA	1,849	56,799
Total Luxembourg		1,155,093

Macau — 0.1%
Galaxy Entertainment Group Ltd.	122,009	520,663
Sands China Ltd.*	149,184	356,130
Total Macau		876,793

Netherlands — 3.9%
ABN AMRO Bank NV	26,035	438,856
Adyen NV*	1,494	2,438,359
Aegon Ltd.	74,641	489,304
Akzo Nobel NV	9,375	536,605
Argenx SE*(a)	3,240	2,165,726
ASM International NV	2,343	1,381,029
ASML Holding NV	19,829	14,897,259
ASR Nederland NV	10,471	518,679
BE Semiconductor Industries NV	4,250	550,938
Euronext NV	4,313	502,612
EXOR NV	4,638	442,369
Havas NV*	38,731	61,159
Heineken Holding NV	7,224	437,443
Heineken NV	13,682	954,376
IMCD NV	3,344	526,308
ING Groep NV	160,472	2,679,788
Koninklijke Ahold Delhaize NV	51,222	1,818,955
Koninklijke KPN NV	205,231	744,801
Koninklijke Philips NV*	41,795	1,159,198
NN Group NV	15,974	736,802
Randstad NV(a)	6,827	297,082
Universal Music Group NV	40,805	1,142,769
Wolters Kluwer NV	12,570	2,296,562
Total Netherlands		37,216,979

New Zealand — 0.4%
Auckland International Airport Ltd.	142,346	695,305
Contact Energy Ltd.	71,922	378,147
Fisher & Paykel Healthcare Corp., Ltd.	35,527	755,201
Mainfreight Ltd.	7,657	311,679
Meridian Energy Ltd.	99,514	331,935
Spark New Zealand Ltd.	170,630	280,715
Xero Ltd.*	8,638	987,448
Total New Zealand		3,740,430

Norway — 0.5%
Aker BP ASA	17,311	362,471
DNB Bank ASA	52,789	1,124,482
	Shares	Value
Common Stocks (continued)

Norway (continued)
Equinor ASA	43,709	$1,058,081
Kongsberg Gruppen ASA	2,572	306,245
Mowi ASA	24,722	497,090
Norsk Hydro ASA	79,893	473,235
Orkla ASA	44,658	415,987
Schibsted ASA, Class A	10,212	303,531
Telenor ASA	35,300	432,178
Var Energi ASA	32,388	99,647
Total Norway		5,072,947

Poland — 0.4%
Bank Polska Kasa Opieki SA	12,364	488,961
Dino Polska SA*	3,466	384,926
InPost SA*	11,845	195,169
KGHM Polska Miedz SA	11,886	368,630
ORLEN SA	36,086	478,726
Powszechna Kasa Oszczednosci Bank Polski SA	55,991	924,104
Powszechny Zaklad Ubezpieczen SA	41,818	515,680
Total Poland		3,356,196

Portugal — 0.1%
EDP SA	251,569	793,974
Galp Energia SGPS SA	33,910	571,424
Total Portugal		1,365,398

Singapore — 1.4%
CapitaLand Ascendas REIT	327,420	625,705
CapitaLand Integrated Commercial Trust	488,279	702,534
Capitaland Investment Ltd.	252,869	458,982
DBS Group Holdings Ltd.	100,824	3,318,644
Genting Singapore Ltd.	504,988	281,315
Keppel Ltd.	109,835	549,459
Mapletree Industrial Trust	245,144	379,844
Oversea-Chinese Banking Corp., Ltd.	189,455	2,432,315
Singapore Exchange Ltd.	56,956	515,642
Singapore Technologies Engineering Ltd.	152,890	545,996
Singapore Telecommunications Ltd.	453,127	1,113,342
STMicroelectronics NV(a)	33,052	749,893
United Overseas Bank Ltd.	65,780	1,820,562
Total Singapore		13,494,233

South Africa — 0.2%
Anglo American PLC	63,307	1,872,544

South Korea — 3.9%
Alteogen, Inc.*	2,143	547,918
Celltrion, Inc.	8,402	1,039,168
CJ CheilJedang Corp.	1,118	186,205
Coway Co., Ltd.*	7,234	384,851
DB Insurance Co., Ltd.	4,086	273,056
Delivery Hero SE*	12,422	322,446
Doosan Enerbility Co., Ltd.*	28,052	461,420
Ecopro BM Co., Ltd.*	2,806	252,984
Ecopro Co., Ltd.*	5,720	240,138
Ecopro Materials Co., Ltd.*	2,036	99,488
Hana Financial Group, Inc.	16,733	696,728
Hankook Tire & Technology Co., Ltd.*	9,426	265,654
Hanwha Aerospace Co., Ltd.*	1,886	519,202
Hanwha Vision Co., Ltd.*	2,053	45,567
HD Hyundai Electric Co., Ltd.	1,178	332,402
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.*	3,209	512,380
HLB, Inc.*	6,535	361,606
HMM Co., Ltd.*	17,738	232,437
Hyundai Mobis Co., Ltd.	3,579	649,048

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

South Korea (continued)
Hyundai Motor Co.	9,341	$1,324,326
Industrial Bank of Korea	42,015	449,066
Kakao Corp.	20,593	543,525
KakaoBank Corp.*	15,548	226,853
KB Financial Group, Inc.	19,834	1,251,740
Kia Corp.	14,232	999,081
Korea Electric Power Corp.*	21,053	305,000
Korea Zinc Co., Ltd.	551	312,474
Korean Air Lines Co., Ltd.*	20,949	357,560
Krafton, Inc.*	2,198	550,635
KT&G Corp.	7,890	600,574
LG Chem Ltd.*	3,000	490,365
LG Corp.*	6,832	352,179
LG Display Co., Ltd.*	62	395
LG Electronics, Inc.	6,918	400,892
LG Energy Solution Ltd.*	2,307	558,888
Meritz Financial Group, Inc.*	5,849	459,708
NAVER Corp.*	7,575	1,128,691
POSCO Future M Co., Ltd.	1,825	179,360
POSCO Holdings, Inc.	4,221	756,759
Samsung Biologics Co., Ltd.*	1,136	845,159
Samsung C&T Corp.	5,671	467,965
Samsung Electro-Mechanics Co., Ltd.	4,193	386,980
Samsung Electronics Co., Ltd.	245,397	8,849,830
Samsung Fire & Marine Insurance Co., Ltd.	2,225	584,196
Samsung Heavy Industries Co., Ltd.*	39,725	355,693
Samsung SDI Co., Ltd.	2,982	455,612
Samsung SDS Co., Ltd.	3,890	323,140
Shinhan Financial Group Co., Ltd.	29,885	1,051,014
SK Hynix, Inc.	28,657	3,928,750
SK Innovation Co., Ltd.*	3,962	347,663
SK Square Co., Ltd.*	6,816	441,422
SK, Inc.	2,968	302,519
Woori Financial Group, Inc.	58,595	649,263
Yuhan Corp.*	3,001	267,673
Total South Korea		37,927,648

Spain — 2.5%
ACS Actividades de Construccion y Servicios SA	14,754	755,837
Aena SME SA	4,029	872,856
Amadeus IT Group SA	22,262	1,643,123
Banco Bilbao Vizcaya Argentaria SA	295,064	3,389,425
Banco de Sabadell SA	223,177	528,507
Banco Santander SA	791,886	4,086,410
Bankinter SA	46,699	399,632
CaixaBank SA	190,537	1,159,919
Cellnex Telecom SA*	31,902	1,074,178
Endesa SA	16,850	374,328
Grifols SA*(a)	24,267	209,282
Iberdrola SA	291,764	4,137,077
Industria de Diseno Textil SA	54,799	3,003,278
Naturgy Energy Group SA	7,729	190,262
Red Electrica Corp. SA	24,682	416,691
Repsol SA(a)	65,830	771,250
Telefonica SA(a)	256,188	1,047,975
Total Spain		24,060,030

Sweden — 3.0%
Alfa Laval AB	14,846	665,424
Assa Abloy AB, B Shares	53,047	1,633,713
Atlas Copco AB, B Shares	77,448	1,160,738
Atlas Copco AB, A Shares	130,611	2,199,023
Beijer Ref AB	23,838	355,651
Boliden AB	16,758	505,194
Castellum AB*	32,577	354,951
	Shares	Value
Common Stocks (continued)

Sweden (continued)
Epiroc AB, A Shares	33,761	$647,480
Epiroc AB, B Shares	21,748	365,569
EQT AB	39,391	1,298,626
Essity AB, B Shares	32,929	836,374
Evolution AB	9,330	720,123
Fastighets AB Balder, B Shares*(a)	36,210	259,313
Getinge AB, B Shares(a)	14,029	276,664
H & M Hennes & Mauritz AB, B Shares(a)	29,521	395,594
Hexagon AB, B Shares	112,388	1,317,029
Husqvarna AB, B Shares(a)	32,623	175,455
Industrivarden AB, A Shares	16,600	591,991
Indutrade AB	18,316	507,446
Investor AB, B Shares	109,515	3,132,155
Nibe Industrier AB, B Shares	104,826	422,646
Saab AB, Class B	18,228	396,309
Sandvik AB	57,549	1,196,840
Securitas AB, B Shares(a)	23,319	298,252
Skandinaviska Enskilda Banken AB, A Shares	78,291	1,111,429
Skanska AB, B Shares	24,454	526,256
SKF AB, B Shares	21,127	429,442
Svenska Cellulosa AB SCA, B Shares	35,790	494,488
Svenska Handelsbanken AB, A Shares	74,616	828,516
Swedbank AB, A Shares	44,413	969,835
Swedish Orphan Biovitrum AB*	9,108	276,550
Tele2 AB, B Shares	40,614	452,987
Telefonaktiebolaget LM Ericsson, B Shares	147,511	1,118,535
Telia Co. AB	142,317	419,898
Trelleborg AB, B Shares	12,864	487,372
Volvo AB, B Shares	91,857	2,547,396
Total Sweden		29,375,264

Switzerland — 4.7%
ABB Ltd.	80,949	4,452,841
Adecco Group AG(a)	11,526	276,964
Avolta AG*	7,555	344,615
Bachem Holding AG(a)	1,664	107,110
Baloise Holding AG	2,979	546,229
Barry Callebaut AG(a)	211	232,831
Chocoladefabriken Lindt & Spruengli AG	90	1,040,692
Cie Financiere Richemont SA, Class A	26,705	5,208,365
Clariant AG*	20,702	234,367
DSM-Firmenich AG	9,161	941,099
EMS-Chemie Holding AG	444	316,113
Geberit AG	1,907	1,072,733
Givaudan SA	423	1,857,278
Helvetia Holding AG	1,911	335,669
Julius Baer Group Ltd.	12,252	867,577
Kuehne + Nagel International AG	2,669	610,191
Logitech International SA	8,373	843,524
Lonza Group AG	3,750	2,403,502
Partners Group Holding AG	1,146	1,758,029
PSP Swiss Property AG	3,241	480,769
Sandoz Group AG	21,667	1,041,295
Schindler Holding AG, Participating Certificate	2,930	851,847
SGS SA	8,951	872,576
SIG Group AG*(a)	22,760	498,286
Sika AG	7,813	2,007,349
Sonova Holding AG	2,640	928,019
Straumann Holding AG	5,599	803,733
Swatch Group AG (The), Bearer	2,534	473,006
Swiss Life Holding AG	1,504	1,237,253
Swiss Prime Site AG	5,102	584,900
Swisscom AG	1,377	778,690

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Switzerland (continued)
Tecan Group AG	911	$236,767
Temenos AG	3,715	318,908
UBS Group AG	163,699	5,830,104
VAT Group AG	1,443	561,595
Zurich Insurance Group AG	7,261	4,428,326
Total Switzerland		45,383,152

Thailand — 0.0%(b)
Thai Beverage PCL	400,979	158,285

United Kingdom — 10.7%
3i Group PLC	48,239	2,340,023
Admiral Group PLC	12,755	428,389
Ashtead Group PLC	22,970	1,514,399
Associated British Foods PLC	17,449	412,376
AstraZeneca PLC	76,360	10,763,268
Auto Trader Group PLC	53,080	521,303
Aviva PLC	140,524	897,482
B&M European Value Retail SA	47,123	189,768
BAE Systems PLC	157,536	2,395,925
Barclays PLC	775,286	2,861,083
Barratt Redrow PLC	86,259	488,208
Beazley PLC	22,498	234,261
Berkeley Group Holdings PLC	6,213	299,688
British American Tobacco PLC	102,699	4,079,631
British Land Co. PLC (The)	64,406	301,863
BT Group PLC(a)	342,851	604,505
Bunzl PLC	19,196	822,413
Burberry Group PLC	21,226	314,381
Centrica PLC	282,454	500,120
CK Hutchison Holdings Ltd.	148,746	748,350
Compass Group PLC	87,679	3,040,657
ConvaTec Group PLC	88,891	272,814
Croda International PLC	7,598	315,702
DCC PLC	5,482	381,451
Diageo PLC	113,430	3,409,383
Entain PLC	34,681	304,579
Flutter Entertainment PLC*	9,031	2,447,392
Halma PLC	19,600	741,088
Hargreaves Lansdown PLC	13,557	185,718
Howden Joinery Group PLC	37,387	381,163
HSBC Holdings PLC	935,252	9,827,816
IMI PLC	16,350	408,750
Imperial Brands PLC	44,180	1,493,710
Informa PLC	80,187	863,246
InterContinental Hotels Group PLC	9,563	1,285,682
Intermediate Capital Group PLC	16,138	475,237
Intertek Group PLC	9,096	577,542
JD Sports Fashion PLC	155,711	172,427
Kingfisher PLC	117,286	358,795
Land Securities Group PLC	43,664	317,389
Legal & General Group PLC	283,802	854,439
Lloyds Banking Group PLC	3,187,541	2,469,077
London Stock Exchange Group PLC	24,092	3,602,724
M&G PLC	129,891	336,509
Marks & Spencer Group PLC	89,586	373,794
Melrose Industries PLC	69,948	532,954
National Grid PLC	246,185	2,997,168
NatWest Group PLC	316,951	1,705,659
Next PLC	6,775	837,783
Pearson PLC	41,843	697,990
Persimmon PLC	18,529	291,473
Reckitt Benckiser Group PLC	34,043	2,254,587
RELX PLC	92,429	4,622,598
Rentokil Initial PLC	132,486	656,504
Rightmove PLC	51,499	428,348
	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
Rolls-Royce Holdings PLC*	433,924	$3,267,370
Sage Group PLC (The)	57,868	969,260
Segro PLC	70,727	630,462
Severn Trent PLC	15,973	501,538
Smith & Nephew PLC	46,852	600,786
Smiths Group PLC	22,070	566,558
Spirax Group PLC	3,997	402,034
SSE PLC	54,139	1,097,512
Standard Chartered PLC	109,914	1,491,378
Taylor Wimpey PLC	222,911	333,065
Tesco PLC	361,372	1,671,256
Unilever PLC	125,478	7,221,845
United Utilities Group PLC	37,380	475,146
Vodafone Group PLC	1,117,494	953,647
Weir Group PLC (The)	15,330	462,110
Whitbread PLC	12,057	421,426
Wise PLC, Class A*	39,407	545,470
WPP PLC	62,873	604,200
Total United Kingdom		102,854,647

United States — 9.4%
Alcon AG	24,947	2,300,053
Amcor PLC	69,198	677,214
BP PLC	837,793	4,398,205
CRH PLC	34,324	3,432,400
CSL Ltd.	24,799	4,337,787
Experian PLC	45,623	2,271,513
Ferrovial SE	24,038	1,034,537
GSK PLC	198,181	3,459,795
Haleon PLC	364,824	1,698,553
Holcim AG*	29,767	3,013,907
James Hardie Industries PLC*	22,550	768,400
Nestle SA	131,707	11,237,992
Novartis AG	99,184	10,439,961
QIAGEN NV*	10,859	484,210
Roche Holding AG	36,263	11,421,417
Samsonite International SA	103,267	299,532
Sanofi SA	55,906	6,067,453
Schneider Electric SE	27,222	6,943,103
Shell PLC	316,369	10,529,254
Smurfit WestRock PLC	28,694	1,534,887
Stellantis NV	109,290	1,472,652
Swiss Re AG	14,836	2,277,560
Tenaris SA	26,315	502,801
Total United States		90,603,186

Total Common Stocks
(Cost $872,392,744)		959,099,422

Preferred Stocks — 0.4%

Germany — 0.3%
Henkel AG & Co. KGaA, 2.20%	9,683	847,760
Sartorius AG, 0.26%	1,419	413,036
Volkswagen AG, 9.21%	10,510	1,077,713
Total Germany		2,338,509

South Korea — 0.1%
Samsung Electronics Co., Ltd., 3.35%	41,468	1,227,201

Total Preferred Stocks
(Cost $4,181,991)		3,565,710

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Short-Term Investments — 0.3%

Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(c)(d)	960,467	$960,467
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%(c)	2,305,227	2,305,227

Total Short-Term Investments
(Cost $3,265,694)		3,265,694

Total Investments — 100.1%
(Cost $879,840,429)		965,930,826
Other Assets and Liabilities, Net — (0.1)%		(1,162,533)
Net Assets — 100%		$964,768,293

		% of
Industry	Value	Net Assets
Financials	$207,355,406	21.5%
Industrials	170,135,636	17.6
Consumer Discretionary	113,306,212	11.8
Health Care	112,761,759	11.7
Information Technology	94,966,808	9.8
Consumer Staples	71,939,893	7.5
Materials	64,394,512	6.7
Communication Services	41,881,687	4.3
Energy	31,933,607	3.3
Utilities	28,168,380	2.9
Real Estate	25,821,232	2.7
Money Market Funds	3,265,694	0.3
Total Investments	$965,930,826	100.1%
Other Assets and Liabilities, Net	(1,162,533)	(0.1)
Total Net Assets	$964,768,293	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $10,595,530; total market value of collateral held by the Fund was $11,249,147. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $10,288,680.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

1

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2025 (unaudited)

Forward Foreign Currency Contracts Outstanding as of January 31, 2025:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2025	Unrealized Appreciation
Australian Dollar	02/04/25	Morgan Stanley	54,369,732	$33,911,435	$33,913,496	$2,061
Swiss Franc	02/04/25	Morgan Stanley	35,865,841	39,495,692	39,514,213	18,521
Danish Krone	02/04/25	Morgan Stanley	83,777,112	11,672,215	11,673,449	1,234
Euro	02/04/25	Morgan Stanley	131,403,299	136,593,467	136,623,905	30,438
Great British Pound	02/04/25	Morgan Stanley	53,399,574	66,348,330	66,350,700	2,370
Hong Kong Dollar	02/04/25	Morgan Stanley	71,595,172	9,189,224	9,189,686	462
Japanese Yen	02/04/25	Morgan Stanley	17,954,906,711	115,944,520	115,999,955	55,435
Norwegian Krone	02/04/25	Morgan Stanley	28,955,759	2,561,203	2,561,447	244
Swedish Krona	02/04/25	Morgan Stanley	150,181,304	13,578,220	13,582,632	4,412
Singapore Dollar	02/04/25	Morgan Stanley	8,760,391	6,463,153	6,464,827	1,674
Unrealized Appreciation				$435,757,459	$435,874,310	$116,851

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2025	Unrealized Appreciation
Australian Dollar	02/04/25	Morgan Stanley	(1,945,081)	$(1,224,304)	$(1,213,258)	$11,046
Swiss Franc	02/04/25	Morgan Stanley	(33,206,914)	(36,756,897)	(36,584,813)	172,084
Danish Krone	02/04/25	Morgan Stanley	(3,129,854)	(439,523)	(436,112)	3,411
Euro	02/04/25	Morgan Stanley	(3,897,690)	(4,089,420)	(4,052,544)	36,876
British Pound	02/04/25	Morgan Stanley	(49,216,081)	(61,610,663)	(61,152,574)	458,089
Hong Kong Dollar	02/04/25	Morgan Stanley	(71,595,172)	(9,215,562)	(9,189,686)	25,876
Israeli Shekel	02/04/25	Morgan Stanley	(53,952)	(15,140)	(15,099)	41
South Korean Won#	02/05/25	Morgan Stanley	(619,475,148)	(433,225)	(426,425)	6,800
Norwegian Krone	02/04/25	Morgan Stanley	(866,686)	(77,388)	(76,668)	720
New Zealand Dollar	02/04/25	Morgan Stanley	(56,015)	(32,037)	(31,669)	368
Polish Zloty	02/04/25	Morgan Stanley	(129,768)	(32,387)	(32,000)	387
Swedish Krona	02/04/25	Morgan Stanley	(137,666,722)	(12,484,175)	(12,450,794)	33,381
Singapore Dollar	02/04/25	Morgan Stanley	(198,588)	(147,625)	(146,550)	1,075
Unrealized Appreciation				$(126,558,346)	$(125,808,192)	$750,154

Total Unrealized Appreciation						$867,005

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2025	Unrealized (Depreciation)
Israeli Shekel	02/04/25	Morgan Stanley	12,703,592	$3,555,299	$3,555,143	$(156)
South Korean Won#	02/05/25	Morgan Stanley	26,992,915,939	18,582,227	18,580,978	(1,249)
New Zealand Dollar	02/04/25	Morgan Stanley	2,470,155	1,396,572	1,396,556	(16)
Polish Zloty	02/04/25	Morgan Stanley	5,694,648	1,404,333	1,404,285	(48)
Unrealized Depreciation				$24,938,431	$24,936,962	$(1,469)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2025	Unrealized (Depreciation)
Australian Dollar	02/04/25	Morgan Stanley	(52,424,651)	$(32,449,134)	$(32,700,238)	$(251,104)
Australian Dollar	03/04/25	Morgan Stanley	(56,787,221)	(35,415,237)	(35,424,898)	(9,661)
Swiss Franc	02/04/25	Morgan Stanley	(2,658,927)	(2,906,146)	(2,929,400)	(23,254)
Swiss Franc	03/04/25	Morgan Stanley	(38,744,163)	(42,792,316)	(42,811,717)	(19,401)
Danish Krone	02/04/25	Morgan Stanley	(80,647,258)	(11,206,058)	(11,237,337)	(31,279)
Danish Krone	03/04/25	Morgan Stanley	(82,237,678)	(11,474,672)	(11,475,722)	(1,050)
Euro	02/04/25	Morgan Stanley	(127,505,609)	(132,051,435)	(132,571,361)	(519,926)
Euro	03/04/25	Morgan Stanley	(140,942,319)	(146,673,456)	(146,717,126)	(43,670)
British Pound	02/04/25	Morgan Stanley	(4,183,493)	(5,101,061)	(5,198,125)	(97,064)
British Pound	03/04/25	Morgan Stanley	(56,366,802)	(70,021,773)	(70,032,588)	(10,815)
Hong Kong Dollar	03/04/25	Morgan Stanley	(69,901,280)	(8,977,280)	(8,978,551)	(1,271)
Israeli Shekel	02/04/25	Morgan Stanley	(12,649,640)	(3,474,468)	(3,540,044)	(65,576)
Israeli Shekel	03/04/25	Morgan Stanley	(12,604,379)	(3,527,938)	(3,528,806)	(868)
Japanese Yen	02/04/25	Morgan Stanley	(17,954,906,711)	(114,637,135)	(115,999,955)	(1,362,820)
Japanese Yen	03/04/25	Morgan Stanley	(17,969,068,031)	(116,396,452)	(116,441,951)	(45,499)
South Korean Won#	02/04/25	Morgan Stanley	(1,174,600,913)	(800,356)	(808,554)	(8,198)
South Korean Won#	02/05/25	Morgan Stanley	(25,198,839,878)	(17,059,764)	(17,345,999)	(286,235)

Schedule of Investments ─ NYLI FTSE International Equity Currency Neutral ETF (continued)

January 31, 2025 (unaudited)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2025	Unrealized (Depreciation)

South Korean Won#	03/04/25	Morgan Stanley	(28,211,705,285)	$(19,427,944)	$(19,442,492)	$(14,548)
Norwegian Krone	02/04/25	Morgan Stanley	(28,089,073)	(2,471,696)	(2,484,779)	(13,083)
Norwegian Krone	03/04/25	Morgan Stanley	(30,806,130)	(2,724,528)	(2,725,046)	(518)
New Zealand Dollar	02/04/25	Morgan Stanley	(2,414,140)	(1,352,025)	(1,364,886)	(12,861)
New Zealand Dollar	03/04/25	Morgan Stanley	(2,434,764)	(1,376,645)	(1,376,962)	(317)
Polish Zloty	02/04/25	Morgan Stanley	(5,564,880)	(1,344,689)	(1,372,285)	(27,596)
Polish Zloty	03/04/25	Morgan Stanley	(6,419,372)	(1,581,227)	(1,581,497)	(270)
Swedish Krona	02/04/25	Morgan Stanley	(12,514,582)	(1,115,827)	(1,131,838)	(16,011)
Swedish Krona	03/04/25	Morgan Stanley	(162,541,652)	(14,719,595)	(14,723,856)	(4,261)
Singapore Dollar	02/04/25	Morgan Stanley	(8,561,803)	(6,280,170)	(6,318,277)	(38,107)
Singapore Dollar	03/04/25	Morgan Stanley	(8,935,869)	(6,599,530)	(6,601,658)	(2,128)
Unrealized Depreciation				$(813,958,557)	$(816,865,948)	$(2,907,391)

Total Unrealized Depreciation						$(2,908,860)

Net Unrealized Appreciation (Depreciation)						$(2,041,855)

As of January 31, 2025, there was no collateral segregated by the counterparty for forward foreign currency contracts.

#	Non-deliverable forward.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$959,099,422	$—	$—	$959,099,422
Preferred Stocks	3,565,710	—	—	3,565,710
Short-Term Investments:
Money Market Funds	3,265,694	—	—	3,265,694
Total Investments in Securities	965,930,826	—	—	965,930,826
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	—	867,005	—	867,005
Total Investments in Securities and Other Financial Instruments	$965,930,826	$867,005	$—	$966,797,831
Liability Valuation Inputs
Other Financial Instruments:(f)
Forward Foreign Currency Contracts	$—	$(2,908,860)	$—	$(2,908,860)

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.